Label		Element	Value
Prospectus:		rr_ProspectusTable
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Jul. 31, 2015
Registrant Name		dei_EntityRegistrantName	AMERICAN CENTURY MUTUAL FUNDS, INC.
Central Index Key		dei_EntityCentralIndexKey	0000100334
Amendment Flag		dei_AmendmentFlag	false
Document Creation Date		dei_DocumentCreationDate	Jul. 31, 2015
Document Effective Date		dei_DocumentEffectiveDate	Mar. 01, 2015
Prospectus Date		rr_ProspectusDate	Mar. 01, 2015
CAPITAL VALUE FUND
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000100334_SupplementTextBlock

American Century Mutual Funds, Inc. Prospectus Supplement Capital Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
CAPITAL VALUE FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.10%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	334
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,326
CAPITAL VALUE FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	0.90%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	0.90%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	483
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,093
CAPITAL VALUE FUND | A CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[2]	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.10%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.35%
Fee Waiver or Reimbursement	[1]	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 695
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	964
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,258
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,092
NEW OPPORTUNITIES FUND
Prospectus:		rr_ProspectusTable
Supplement [Text Block]		cik0000100334_SupplementTextBlock

American Century Mutual Funds, Inc. Prospectus Supplement New Opportunities Fund
Supplement dated August 1, 2015 ■ Prospectus dated March 1, 2015

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
NEW OPPORTUNITIES FUND | INVESTOR CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Maximum Account Fee		rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 139
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	802
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,780
NEW OPPORTUNITIES FUND | INSTITUTIONAL CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.30%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.31%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.16%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,557
NEW OPPORTUNITIES FUND | A CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage)	[4]	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.76%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 730
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,076
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,454
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,508
NEW OPPORTUNITIES FUND | C CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	none
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.51%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 240
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	760
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,315
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,823
NEW OPPORTUNITIES FUND | R CLASS
Prospectus:		rr_ProspectusTable
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)		rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(2.00%)
Maximum Account Fee		rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)		rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):		rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	2.01%
Fee Waiver or Reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Net Expenses (as a percentage of Assets)		rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 189
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	608
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,061
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,315

[1]	Effective August 1, 2015, the advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[2]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[3]	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until February 28, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.
[4]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.